Guardian Variable Products Trust

7 Hanover Square

New York, NY 10004

May 1, 2018

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re: Guardian Variable Products Trust

File Nos. 333-210205 and 811-23148

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the undersigned hereby certifies on behalf of Guardian Variable Products Trust, a registered management investment company (the “Trust”), that the form of Prospectus and Statement of Additional Information for the 16 series of the Trust that would have been filed under Rule 497(c) would not have differed from that contained in the Trust’s Post-Effective Amendment No. 5, which was filed with the U.S. Securities and Exchange Commission on April 27, 2018 and which became effective on May 1, 2018. The text of Post-Effective Amendment No. 5 was filed electronically (Accession Number 0001193125-18-139346).

Please do not hesitate to contact the undersigned at 212-598-1297 if you have any questions or comments concerning this filing.

Very truly yours,

/s/ Kathleen M. Moynihan
Kathleen M. Moynihan
Senior Counsel